Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Cost	$ 102,686
Accumulated amortisation	(16,767)
Total lease cost	$ 85,919
New right-of-uses asset – operating lease and lease liabilities recognized		102,686
Cash paid for amounts included in the measurement of operating lease liabilities		$ 71,538
Weighted-average remaining lease term - operating leases		1 year 8 months 12 days
Weighted-average discount rate - operating leases		5.02%